Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) (Wetouch Holding Group Limited) - Wetouch Holding Group Limited [Member] - USD ($)		Sep. 30, 2020	Dec. 31, 2019
Advance from customers		$ 8,385	$ 11,719
Accrued payroll and employee benefits		169,602	248,745
Accrued interest expenses			37,140
Other tax payables	[1]	614,740	324,670
Penalty related to a loan default	[2]		1,701,986
Others	[3]	40,492	16,598
Accrued expenses and other current liabilities		$ 833,219	$ 2,340,858

[1]	Other tax payables are mainly value added tax payable.
[2]	Penalty payable of RMB6.0 million (equivalent to US$0.9 million) and RMB5.8 million (equivalent to US$0.8 million) was accrued for a loan default by Sichuan Wetouch obtained from Chengdu Bank in 2013 and guaranteed by a third party Chengdu SME Credit Guarantee Co., Ltd. ("Chengdu SME") as of December 31, 2019. (see Note 9).On September 16, 2020, Sichuan Wetouch made a full repayment of RMB11.8 million (equivalent to US$1.7 million) of the above loan default penalties to Chengdu SME.
[3]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.